Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus dated November 29, 2005

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders. Any references herein, or in the application, to the sale or issuance of new plans are hereby deleted except to the extent they relate to the exercise of any rights afforded to existing Planholders pursuant to this prospectus and allowed by law.

I.DESIN-PRO-06-02 October 20, 2006
1.814536.104

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: O Prospectus dated November 29, 2005

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders. Any references herein, or in the application, to the sale or issuance of new plans are hereby deleted except to the extent they relate to the exercise of any rights afforded to existing Planholders pursuant to this prospectus and allowed by law.

I.DESIIN-PRO-06-02 October 20, 2006
1.814538.104

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus dated November 29, 2005

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders. Any references herein, or in the application, to the sale or issuance of new plans are hereby deleted except to the extent they relate to the exercise of any rights afforded to existing Planholders pursuant to this prospectus and allowed by law.

I.DESIIN-PRO-06-02 October 20, 2006
1.814537.104

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus dated November 29, 2005

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act"), which, among other things, prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans, effective October 27, 2006. The Act does not alter, invalidate, or otherwise affect any rights or obligations, including rights of redemption, of existing Planholders. Any references herein, or in the application, to the sale or issuance of new plans are hereby deleted except to the extent they relate to the exercise of any rights afforded to existing Planholders pursuant to this prospectus and allowed by law.

I.DESIIO-PRO-06-02 October 20, 2006
1.814539.104